Share-based compensation - Range of exercise prices in SARs and TSARs (Details)	Dec. 31, 2018 USD ($) year shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	3.84
Number of units outstanding | shares	896,883	1,450,077	1,511,485
Weighted average exercise price of units outstanding (in usd per unit)	$ 51.27	$ 45.11	$ 42.68
Number of units exercisable | shares	535,878
Weighted average exercise price of units exercisable (in usd per unit)	$ 54.04
SARs | $25.97 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	3.96
Number of units outstanding | shares	221,309
Weighted average exercise price of units outstanding (in usd per unit)	$ 34.40
Number of units exercisable | shares	105,955
Weighted average exercise price of units exercisable (in usd per unit)	$ 34.19
SARs | $25.97 to $35.51 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	25.97
SARs | $25.97 to $35.51 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
SARs | $38.24 to $50.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	3.95
Number of units outstanding | shares	205,951
Weighted average exercise price of units outstanding (in usd per unit)	$ 46.52
Number of units exercisable | shares	99,000
Weighted average exercise price of units exercisable (in usd per unit)	$ 42.59
SARs | $38.24 to $50.17 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	38.24
SARs | $38.24 to $50.17 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.17
SARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	3.73
Number of units outstanding | shares	469,623
Weighted average exercise price of units outstanding (in usd per unit)	$ 61.31
Number of units exercisable | shares	330,923
Weighted average exercise price of units exercisable (in usd per unit)	$ 63.83
SARs | $54.65 to $78.59 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
SARs | $54.65 to $78.59 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59
TSARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	4.22
Number of units outstanding | shares	1,447,301	2,043,495	2,416,111
Weighted average exercise price of units outstanding (in usd per unit)	$ 51.24	$ 46.62	$ 42.10
Number of units exercisable | shares	709,272
Weighted average exercise price of units exercisable (in usd per unit)	$ 54.05
TSARs | $25.97 to $35.51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	3.99
Number of units outstanding | shares	347,839
Weighted average exercise price of units outstanding (in usd per unit)	$ 34.47
Number of units exercisable | shares	161,261
Weighted average exercise price of units exercisable (in usd per unit)	$ 34.32
TSARs | $25.97 to $35.51 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	25.97
TSARs | $25.97 to $35.51 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 35.51
TSARs | $38.24 to $50.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	4.41
Number of units outstanding | shares	386,253
Weighted average exercise price of units outstanding (in usd per unit)	$ 47.88
Number of units exercisable | shares	161,902
Weighted average exercise price of units exercisable (in usd per unit)	$ 44.72
TSARs | $38.24 to $50.17 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	38.24
TSARs | $38.24 to $50.17 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 50.17
TSARs | $54.65 to $78.59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (years) | year	4.23
Number of units outstanding | shares	713,209
Weighted average exercise price of units outstanding (in usd per unit)	$ 61.24
Number of units exercisable | shares	386,109
Weighted average exercise price of units exercisable (in usd per unit)	$ 66.20
TSARs | $54.65 to $78.59 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	54.65
TSARs | $54.65 to $78.59 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units outstanding (in usd per unit)	$ 78.59